Impairments (Tables)	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Summary of Impairment Charges
The following summarizes the impairment charges recorded by us during the year ended December 31, 2020 (in thousands):

Goodwill	$377,101
Indefinite-lived trademark	78,734
Definite-lived intangible assets	107,365
Property and equipment	3,670
Personal seat licenses	6,968

Total impairment charges	$573,838